DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 03, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position	The following tables present information about our hedge instruments measured at fair value on a recurring basis as of January 3, 2021 and December 29, 2019 all of which utilize Level 2 inputs under the fair value hierarchy:

(In thousands)	Balance Sheet Classification	January 3, 2021	December 29, 2019
Assets:
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$328	$514

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$1,669	$488
		$1,997	$1,002

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$—	$461
Foreign currency option contracts	Accrued liabilities	2,814	922
		$2,814	$1,383
Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$157	$579
		$2,971	$1,962

Schedule of Offsetting Assets

	January 3, 2021
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,997	$1,997	$1,997
Derivative liabilities	2,971	2,971	2,971

	December 29, 2019
			Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,002	$1,002	$1,002
Derivative liabilities	1,962	1,962	1,962

Schedule of Offsetting Liabilities

	January 3, 2021
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,997	$1,997	$1,997
Derivative liabilities	2,971	2,971	2,971

	December 29, 2019
			Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,002	$1,002	$1,002
Derivative liabilities	1,962	1,962	1,962